Exxon Mobil Corporation

5959 Las Colinas Boulevard

Irving, Texas 75039-2298

ExxonMobil (logo)

February 26, 2010

Exxon Mobil Corporation
2009 Annual Report on Form 10-K

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attention: EDGAR Document Control

Dear Sirs:

Transmitted with this cover note is Exxon Mobil Corporation’s 2009 Annual Report on Form 10-K.

The financial statements contained in ExxonMobil’s 2009 Annual Report on Form 10-K do not reflect any material changes from the preceding year resulting from changes in any accounting principles or practices, or in the method of applying such principles or practices. Although not material to the financial statements, noted below are the accounting changes included in the 2009 financial statements.

Fair Value Measurements. Effective January 1, 2009, ExxonMobil adopted the authoritative guidance for fair value measurements as they relate to nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis. The guidance defines fair value, establishes a framework for measuring fair value when an entity is required to use a fair value measure for recognition or disclosure purposes and expands the disclosures about fair value measures. The adoption did not have a material impact on the Corporation’s financial statements. The Corporation previously adopted the guidance as it relates to financial assets and liabilities that are measured at fair value and for nonfinancial assets and liabilities that are measured at fair value on a recurring basis.

Noncontrolling Interests. Effective January 1, 2009, ExxonMobil adopted the authoritative guidance on consolidation as it relates to noncontrolling interests. The guidance changed the accounting and reporting for minority interests, which were recharacterized as noncontrolling interests and classified as a component of equity. The guidance requires retrospective adoption of the presentation and disclosure requirements for existing minority interests. All other requirements of the guidance will be applied prospectively. The adoption of the guidance did not have a material impact on the Corporation’s financial statements.

Business Combinations. Effective January 1, 2009, ExxonMobil adopted the authoritative guidance for business combinations. This guidance applies prospectively to all transactions in which an entity obtains control of one or more other businesses. In general, the guidance requires the acquiring entity in a business combination to recognize the fair value of all assets acquired and liabilities assumed in the transaction; establishes the acquisition date as the fair value measurement point; and modifies disclosure requirements. It also modifies the accounting treatment for transaction costs by requiring that these be expensed as incurred. The adoption of the guidance did not have a material impact on the Corporation’s financial statements.

Earnings Per Share. Effective January 1, 2009, ExxonMobil adopted the authoritative guidance for earnings per share as it relates to determining whether instruments granted in share-based payment transactions are participating securities. The guidance requires that all unvested share-based payment awards that contain nonforfeitable rights to dividends should be included in the basic Earnings Per Share (EPS) calculation. Prior-year EPS numbers have been adjusted retrospectively on a consistent basis with 2009 reporting. This guidance did not affect the consolidated financial position or results of operations.

Oil and Gas Reserves. Effective December 31, 2009, ExxonMobil adopted the authoritative guidance for estimating and disclosing oil and gas reserve quantities. Year-end 2009 proved reserve volumes as well as the 2009 reserve change categories were calculated using average prices during the 12-month period. Year-end 2008 and 2007 reserve volumes were calculated using December 31 prices. The effect on unit-of-production depreciation rates of using 12-month average versus December 31 prices will be applied prospectively commencing in 2010. Additionally, the definition of “oil and gas producing activities” has been expanded to include bitumen extracted through mining activities and hydrocarbons from other non-traditional resources. The amended rules also adopted a reliable technology definition that permits reserves to be added based on field-tested technologies. The adoption of this guidance is not expected to have a material impact on the Corporation’s consolidated financial position or results of operations.

Sincerely,

/s/ Beverley A. Babcock
Beverley A. Babcock
Assistant Controller

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